Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 9,338	$ 9,223		$ 8,484
Interest bearing deposits in other banks	76,206	84,028		68,162
Total cash and cash equivalents	85,544	93,251	72,155	76,646	53,160	62,790
Investment securities	53,391	45,127		45,604
Loans held for sale	2,508	8,858		2,051
Loans, net of allowance for loan losses of $5,981 and $5,018, respectively	609,439	597,278		490,158
Accrued interest receivable	1,539	1,542		1,351
Bank-owned life insurance	17,969	17,822		10,475
Bank premises, furniture and equipment, net	11,526	11,150		9,952
Non-marketable equity securities	3,136	4,139		2,714
Investment in unconsolidated subsidiary	93	93		93
Other real estate owned	548	105		1,797
Intangible assets	1,186	1,261		1,567
Goodwill	19,148	19,148		19,148	19,148
Other assets	2,879	2,512		3,415
Total assets	808,906	802,286		664,971
Deposits:
Noninterest-bearing	241,732	251,124		218,990
Interest-bearing	426,523	387,619		354,948
Total deposits	668,255	638,743		573,938
Accounts payable and accrued expenses	1,049	1,582		1,214
Accrued interest payable and other liabilities	1,395	575		508
Advances from Federal Home Loan Bank	15,000	40,000		15,000
Junior subordinated debentures	3,093	3,093		3,093
Subordinated notes	4,981	4,981		4,979
Total liabilities	693,773	688,974		598,732
Commitments and contingencies (Note 6)
Stockholders' equity:
Preferred stock, $0.01 par value; 10,000,000 and 500,000 shares authorized at September 30, 2014 and December 31, 2013, respectively; 8,000 shares Series C, issued and outstanding with a $1,000 liquidation value	8,000	8,000		8,000
Common stock, $0.01 par value; 75,000,000 and 10,000,000 shares authorized at December 31, 2014 and December 31, 2013, respectively; 9,470,832 and 5,804,703 shares issued and outstanding at December 31 2014 and December 31, 2013, respectively, (excluding 10,000 shares held in treasury)	95	95		58
Additional paid-in capital	97,480	97,469		55,303
Retained earnings	9,851	8,047		2,922
Unallocated Employee Stock Ownership Plan shares; 36,935 shares at September 30, 2014	(401)	(401)
Accumulated other comprehensive income	178	172		26
Treasury stock, 10,000 shares at cost	(70)	(70)		(70)
Total stockholders' equity	115,133	113,312	72,706	66,239	61,860	58,676
Total liabilities and stockholders' equity	$ 808,906	$ 802,286		$ 664,971